Accounts and Notes Receivable - Activity in the Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Dec. 28, 2019	Dec. 26, 2020
Receivables [Abstract]
Allowance for doubtful accounts receivable, beginning of period	$ 0	$ 0
Provision for doubtful accounts	0	283
Allowance for doubtful accounts receivable, end of period	$ 0	$ 283